Document And Entity Information	6 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001966750
Document Type	6-K/A
Document Fiscal Year Focus	2026
Entity File Number	001-42000
Entity Registrant Name	Zhibao Technology Inc.
Amendment Description	This Amendment to the Report on Form 6-K of Zhibao Technology Inc. (the “Company”) furnished on March 31, 2026 (the “Original Report”), is being furnished solely to (i) provide the Company’s Unaudited Condensed Consolidated Financial Statements of the Company for the Six Months Ended December 31, 2025 and 2024 (the “Financial Statements”), and the related Management’s Discussion and Analysis of Financial Condition and Results of Operations (the “MDA”), using interactive data files in inline eXtensible Business Reporting Language (iXBRL), as attached to this Amendment, (ii) correct the accrued expenses and other liabilities in USD as of December 31, 2025 under the Condensed Consolidated Balance Sheets of the Financial Statements from $3,842,215 to $3,840,215, and (iii) correct the “$1.1 million” and “$1.5 million” figures under the section “A. Operating Results - Income tax expenses” of the MDA to “RMB1.1 million” and “RMB1.5 million,” respectfully. The Financial Statements and MDA were previously furnished as exhibits to the Original Report without iXBRL.This Amendment is hereby incorporated by reference into the Company’s registration statements on Form S-8 (Registration No. 333-293537), to the extent not superseded by documents or reports subsequently filed or furnished by the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended.
Amendment Flag	true
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--06-30